Deferred transaction costs - Additional Information (Details)				12 Months Ended
	Jan. 25, 2023 tranche $ / shares shares	Jan. 24, 2023 D tranche $ / shares shares	Mar. 31, 2022 USD ($) D tranche $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jan. 31, 2023 $ / shares	Jan. 04, 2023 $ / shares	Mar. 30, 2022 shares
Deferred transaction costs
Number of shares authorized			555,000,000	555,000,000	555,000,000	93,922,712
Number of shares issued					139,026,084	85,288,744
Number of shares outstanding					139,026,084				13,949,001
Par value per share | $ / shares			$ 0.0001	$ 0.0001
Number of warrants outstanding			17,433,333	17,433,333
Exercise price of warrant | $ / shares			$ 11.50	$ 11.50
Number of common shares A and Earnout Shares issued to each shareholder of Swvl Inc			1,510	1,510
Number of equal tranches | tranche	3
Number of Parent Company's common Shares A and Earnout RSUs that each converted option entitles			1,510	1,510
Consulting and legal fees | $				$ 0	$ 1,112,362	$ 7,355,404
Earnouts liabilities
Deferred transaction costs
Number of additional shares the eligible shareholders may receive	600,000	15,000,000	15,000,000
Number of equal tranches | tranche		3	3
Number of shares in each tranche	200,000	5,000,000	5,000,000
Volume-weighted average closing sale price one | $ / shares	$ 313	$ 12.50	$ 12.50
Volume-weighted average closing sale price two | $ / shares	375	15.00	15.00
Volume-weighted average closing sale price three | $ / shares	$ 438	$ 17.50	$ 17.50
Number of trading days to determine volume-weighted average closing sale price | D		20	20
Number of consecutive trading day period to determine volume-weighted average closing sale price | D		30	30
Public Warrants
Deferred transaction costs
Number of warrants outstanding			11,500,000	11,500,000
Exercise price of warrant | $ / shares							$ 287.5
Private Warrants
Deferred transaction costs
Number of warrants outstanding			5,933,333	5,933,333
Exercise price of warrant | $ / shares							$ 287.5
Class A Ordinary Shares
Deferred transaction costs
Number of shares authorized			500,000,000
Number of shares issued			118,496,102	118,496,102
Number of shares outstanding				118,496,102
Par value per share | $ / shares			$ 0.0001	$ 0.0001				$ 0.0001
Number of shares that each warrant entitles			1	1
Number of shares purchased by PIPE investors			16,120,000
Aggregate purchase price of shares | $			$ 145,900,000
Preferred shares
Deferred transaction costs
Number of shares authorized			55,000,000	55,000,000	55,000,000
Par value per share | $ / shares			$ 0.0001